RELATED PARTY TRANSACTIONS (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Lease Expense From Related Parties Amount	$ 0	$ 0	$ 32,069
Shenhua Information [Member]
Lease Expense From Related Parties Amount	$ 0	$ 0	$ 32,069